Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DIMENSIONAL EMERGING MARKETS VALUE FUND
Entity Central Index Key	0000896163
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Dimensional Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	Dimensional Emerging Markets Value Fund
Class Name	Dimensional Emerging Markets Value Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value Fund	$8	0.14%[1]
[1]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 14,318,421,499
Holdings Count | $ / shares	3,575
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Fund STATISTICS (as of April 30, 2026)

Net Assets	$14,318,421,499
Number of Holdings	3,575
Portfolio Turnover Rate	2%

Holdings [Text Block]
WHAT DID THE Fund INVEST IN? (as of April 30, 2026)

Top 10 Holdings (% of Total Investments) †
Samsung Electronics Co. Ltd.	4.7%
Alibaba Group Holding Ltd.	2.4%
Reliance Industries Ltd.	2.3%
China Construction Bank Corp. H	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
ASE Technology Holding Co. Ltd.	1.5%
KB Financial Group, Inc.	1.3%
Hyundai Motor Co.	1.2%
Industrial & Commercial Bank of China Ltd. H	1.1%
Ping An Insurance Group Co. of China Ltd. H	1.1%

Top Countries (% of Total Investments) †
China	24.5%
Taiwan	24.0%
South Korea	17.2%
India	13.5%
Brazil	3.3%
South Africa	2.8%
Saudi Arabia	2.5%
Mexico	2.4%
Poland	1.4%
Malaysia	1.4%
[2]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Annualized

[2]
†	Excludes money market funds and collateral for loaned securities, if any.